Restricted Share Units (Tables)	3 Months Ended
Jan. 31, 2024
Restricted Share Units [Abstract]
Schedule of Changes in RSUs	The following table summarizes the continuity of RSUs:
	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)

Balance, October 31, 2022	–	$–	$–

Granted	2,200	55.97	41.46
Vested	(2,200)	55.97	41.46

Balance, October 31, 2023	–	$–	$–

Granted (i)	198	3.62	2.70
Vested	(198)	3.62	2.80

Balance, January 31, 2024	–	$–	$–
(i)	During the three months ended January 31, 2024, the Company issued 198 RSU’s with a fair value of $534 to consultants (2023-$55,434).